Exhibit 99.1

Nissan Auto Receivables 2008-B Owner Trust
Monthly Servicer's Certificate
for the month of February 2009

Collection Period	Feb-09	30/360 Days	30
Distribution Date	16-Mar-09	Actual/360 Days	27

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,250,478,522.92	994,310,954.77	965,110,714.60	0.771793
Total Securities		1,250,478,522.92	994,310,954.77	965,195,317.35	0.771861
Class A-1 Notes	2.78580%	275,000,000.00	18,832,431.85	0.00	0.000000
Class A-2 Notes	3.80000%	288,000,000.00	288,000,000.00	278,230,237.92	0.966077
Class A-3 Notes	4.46000%	381,000,000.00	381,000,000.00	381,000,000.00	1.000000
Class A-4 Notes	5.05000%	250,210,000.00	250,210,000.00	250,210,000.00	1.000000
Certificates	0.00000%	56,268,522.92	56,268,522.92	55,755,079.43	0.990875

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	18,832,431.85	39,347.54	68.4815704	0.1430820
Class A-2 Notes	9,769,762.08	912,000.00	33.9227850	3.1666667
Class A-3 Notes	0.00	1,416,050.00	-	3.7166667
Class A-4 Notes	0.00	1,052,967.08	-	4.2083333
Certificates	513,443.49	0.00	9.1248794	-
Total Securities	29,115,637.42	3,420,364.62

I. COLLECTIONS

Interest:
Interest Collections		3,690,542.09
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		3,690,542.09

Principal:
Principal Collections		27,434,368.47
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		27,434,368.47

Recoveries of Defaulted Receivables		775,899.08
Investment Earnings on Yield Supplement Account		18,765.80
Release from the Yield Supplement Account		1,375,836.42
Servicer Advances		102,467.84

Total Collections		33,397,879.70

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Pool Balance - Beginning of Period	58,420	994,310,954.77
Total Principal Collections		27,434,368.47
Principal Amount of Gross Losses		1,765,871.70
	57,870	965,110,714.60

III. DISTRIBUTIONS

Total Collections		33,397,879.70
Reserve Account Draw		(33,285.20)
Total Available for Distribution		33,364,594.50

Exhibit 99.1

Nissan Auto Receivables 2008-B Owner Trust
Monthly Servicer's Certificate
for the month of February 2009

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	828,592.46
Servicing Fee Paid	828,592.46
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	39,347.54

Class A-1 Notes Monthly Interest Paid	39,347.54
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	912,000.00

Class A-2 Notes Monthly Interest Paid	912,000.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	1,416,050.00

Class A-3 Notes Monthly Interest Paid	1,416,050.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	1,052,967.08

Class A-4 Notes Monthly Interest Paid	1,052,967.08
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due	3,420,364.62
Total Note Monthly Interest Paid	3,420,364.62
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	29,115,637.42

4. Total Monthly Principal Paid on the Notes	28,602,193.93

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	28,602,193.93
Change in Total Noteholders' Principal Carryover Shortfall	0.00

Exhibit 99.1

Nissan Auto Receivables 2008-B Owner Trust
Monthly Servicer's Certificate
for the month of February 2009

5. Total Monthly Principal Paid on the Certificates		513,443.49

Total Certificateholders' Principal Carryover Shortfall		84,602.75
Total Certificateholders' Principal Distributable Amount		513,443.49
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		(0.00)
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		(0.00)

IV. YIELD SUPPLEMENT ACCOUNT

Beginning Yield Supplement Account Balance		28,386,918.15
Release to Collection Account		1,375,836.42
Ending Yield Supplement Account Balance		27,011,081.73

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,126,196.31
Required Reserve Account Amount		3,126,196.31
Beginning Reserve Account Balance		3,092,911.11
Ending Reserve Account Balance		3,126,196.31

Required Reserve Account Amount for Next Period		3,126,196.31

VI. POOL STATISTICS

Weighted Average Coupon		4.70%
Weighted Average Remaining Maturity		44.81

Principal Recoveries of Defaulted Receivables		775,899.08
Principal on Defaulted Receivables		1,765,871.70
Pool Balance at Beginning of Collection Period		994,310,954.77
Net Loss Ratio		1.19%

Net Loss Ratio for Second Preceding Collection Period		0.89%
Net Loss Ratio for Preceding Collection Period		1.46%
Net Loss Ratio for Current Collection Period		1.19%
Average Net Loss Ratio		1.18%

Cumulative Net Losses for all Periods		5,411,606.85

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	6,497,260.47	345
61-90 Days Delinquent	1,934,098.34	100
91-120 Days Delinquent	730,896.67	35
Total Delinquent Receivables:	9,162,255.48	480
61+ Days Delinquencies as Percentage of Receivables	0.28%	0.23%

Delinquency Ratio for Second Preceding Collection Period		0.26%
Delinquency Ratio for Preceding Collection Period		0.27%
Delinquency Ratio for Current Collection Period		0.23%
Average Delinquency Ratio		0.25%

Exhibit 99.1

Nissan Auto Receivables 2008-B Owner Trust
Monthly Servicer's Certificate
for the month of February 2009

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	N/A

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	No

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	No

5. Has there been an issuance of notes or other securities backed by the
Receivables?	No

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	No